CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip's shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2015	¥ 4	¥ 37,992	¥ 169	¥ 560	¥ 8,199	¥ (2,373)	¥ 44,551	¥ 19,134		¥ 63,685
Balance (in shares) at Dec. 31, 2015 | shares	51,167,228					(3,577,357)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options		198					198			¥ 198
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	796,582								368,722	368,722
Share-based compensation		3,560					3,560			¥ 3,560
Appropriations to statutory reserves			69		(69)
Foreign currency translation adjustments				(324)			(324)			(324)
Unrealized securities holding gains (losses)				915			915			915
Disposal of available-for-sale debt investment				(141)			(141)			(141)
Early Conversion of Convertible Notes		29				¥ 137	166			166
Early Conversion of Convertible Notes (in shares) | shares	330,048					330,048
Net income/(loss)					(1,418)		(1,418)	(206)		(1,624)
Issuance of ordinary shares, net of issuance costs		10,652					10,652			10,652
Issuance of ordinary shares, net of issuance costs (in shares) | shares	4,436,844
Issuance of additional equity stake by subsidiaries								135		135
Issuance of ordinary shares for settlement/early Conversion of Convertible Notes		2,438					2,438			2,438
Issuance of ordinary shares for settlement/early Conversion of Convertible Notes (in shares) | shares	1,044,805
Disposal of shares in subsidiaries								(3)		(3)
Acquisition of additional stake in subsidiaries	¥ 1	8,969					8,970	(15,501)		(6,531)
Acquisition of additional stake in subsidiaries ( in Shares) | shares	5,407,787
Business combination		1,982					1,982	425		2,407
Business combination (in shares) | shares	972,118
Balance at Dec. 31, 2016	¥ 5	65,820	238	1,010	6,829	¥ (2,236)	71,666	3,984		75,650
Balance (in shares) at Dec. 31, 2016 | shares	64,155,412					(3,247,309)
Changes in shareholders' equity
Cumulative effect of adoption of new accounting standard (Note 2)					117		117			117
Issuance of ordinary shares for the exercise of stock options		621					621			¥ 621
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	1,639,073								1,353,697	1,353,697
Share-based compensation		1,834					1,834			¥ 1,834
Appropriations to statutory reserves			146		(146)
Foreign currency translation adjustments				723			723			723
Unrealized securities holding gains (losses)				4,686			4,686			4,686
Disposal of available-for-sale debt investment				(40)			(40)			(40)
Early Termination of Call Option		650					650			650
Early Conversion of Convertible Notes		37				¥ 125	162			162
Early Conversion of Convertible Notes (in shares) | shares	318,170					318,170
Net income/(loss)					2,155		2,155	19		2,174
Issuance of ordinary shares for settlement/early Conversion of Convertible Notes		2,234					2,234			2,234
Issuance of ordinary shares for settlement/early Conversion of Convertible Notes (in shares) | shares	1,043,375
Acquisition of additional stake in subsidiaries		145					145	(2,458)		(2,313)
Acquisition of additional stake in subsidiaries ( in Shares) | shares	444,624
Business combination								234		234
Balance at Dec. 31, 2017	¥ 5	71,341	384	6,379	8,838	¥ (2,111)	84,836	1,779		86,615
Balance (in shares) at Dec. 31, 2017 | shares	67,600,654					(2,929,139)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options		653					653			¥ 653
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	1,522,154								1,050,382	1,050,382
Share-based compensation		1,707					1,707			¥ 1,707
Appropriations to statutory reserves			100		(100)
Foreign currency translation adjustments				(1,072)			(1,072)		$ (156)	(1,072)
Unrealized securities holding gains (losses)				(696)			(696)		(102)	(696)
Early Conversion of Convertible Notes (in shares) | shares	16					16
Net income/(loss)					1,112		1,112	(16)	160	1,096
Issuance of additional equity stake by subsidiaries								394		394
Disposal of shares in subsidiaries		4					4	(34)		(30)
Acquisition of additional stake in subsidiaries		(224)					(224)	(378)		(602)
Non-controlling interest in subsidiary disposed of in Business Combination		395					395	4		399
Business combination								269		269
Balance at Dec. 31, 2018	¥ 5	¥ 73,876	¥ 484	(1,482)	15,943	¥ (2,111)	¥ 86,715	¥ 2,018	$ 12,905	¥ 88,733
Balance (in shares) at Dec. 31, 2018 | shares	69,122,824					(2,929,123)
Changes in shareholders' equity
Cumulative effect of adoption of new accounting standard (Note 2)				¥ (6,093)	¥ 6,093